Cash (Schedule of Cash) (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Cash [abstract]
Cash at financial institutions	$ 7,183,016	$ 18,224,563
Cash held in lawyers' trust account	77,556	109,169
Total Cash	$ 7,260,572	$ 18,333,732